RELATED PARTY TRANSACTIONS (Other Related Party Transactions) (Details)	1 Months Ended					12 Months Ended
	Feb. 29, 2020 USD ($)	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 shares	Aug. 31, 2018 USD ($) shares	Nov. 30, 2016 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) Rate	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Mar. 31, 2021 vessel
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters						$ (83,333,000)	$ (183,886,000)	$ (210,920,000)
Termination fee								3,200,000
Gain on sale of vessels						13,228,000	39,405,000	2,250,000
Fair value						$ 0	9,680,000	$ 9,431,000
Equity Securities
Related Party Transaction [Line Items]
Disposition of investment							800,000
ADS Maritime Holding
Related Party Transaction [Line Items]
Final dividend distribution							$ 8,800,000
Number of vessels sold | vessel							2				2
Gain/(Loss) on investments in debt and equity securities							$ 700,000
ADS Maritime Holding | ADS Maritime Holding
Related Party Transaction [Line Items]
Ownership percentage | Rate								17.00%
Common Stock, ADS | ADS Maritime Holding
Related Party Transaction [Line Items]
Shares acquired				$ 10,000,000
Fair value								$ 8,900,000
Investment owned (in shares) | shares		4,000,000								4,000,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Shares acquired					$ 700,000
Fair value		$ 3,900,000								$ 3,900,000
Share consolidation ratio			20
Number of shares held after share consolidation | shares			601,023
Shares issued (in shares) | shares			600,000
Investment owned (in shares) | shares		1,300,000				1,300,000	1,300,000			1,300,000
Investment and debt securities, fair value						$ 7,300,000
NorAm Drilling
Related Party Transaction [Line Items]
Disposition of investment									$ 300,000
Marketable securities, shares, redeemed (in shares) | shares										500,000
Gain (loss) on redemption										$ 0
Fair value						$ 0	$ 4,619,000
ADS Maritime Holding | Common Stock, ADS | ADS Maritime Holding
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares				4,000,000
NorAm Drilling | Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares		41,756			12,000,000
Front Hakata
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters	$ 33,500,000
Termination fee	$ 3,200,000
Gain on sale of vessels								$ 1,400,000